Financial assets at fair value through profit or loss - Derivative Financial Assets FVTPL (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2022 ARS ($)
Written put options
Derivative Financial Assets [Line Items]
Notional amount	$ 4,685,000